NOTE 15. Summary of unvested options (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of Shares
Unvested on January 1, 2013	432,705
Vested	(305,550)
Forfeited or exercised	(45,253)
Unvested on December 31, 2013	81,902
Expected to vest thereafter	81,902
Weighted Average Fair Value
Unvested on January 1, 2013	$ 4.91
Vested	$ 4.81
Forfeited	$ 4.64
Unvested on December 31, 2013	$ 5.41
Expected to vest thereafter, Weighted Average Fair Value	$ 5.41